Consolidated Balance Sheets (Parentheticals) - $ / shares	Feb. 28, 2026	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024
DiamiR Biosciences Corp
Ordinary shares, par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Ordinary shares, shares authorized (in Shares)	100,000,000		100,000,000		100,000,000
Ordinary shares, shares issued (in Shares)	4,440,891		4,440,891		4,440,891
Ordinary shares, shares outstanding (in Shares)	4,440,891		4,440,891		4,440,891
Preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized (in Shares)	10,000,000		10,000,000		10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in Shares)		9,999,996,000,000		9,999,996,000,000
Ordinary shares, shares issued (in Shares)		6,346,823		3,811,823
Ordinary shares, shares outstanding (in Shares)		6,346,823		3,811,823
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in Shares)		4,000,000		4,000,000
Ordinary shares, shares issued (in Shares)		1,796,934		1,796,934
Ordinary shares, shares outstanding (in Shares)		1,796,934		1,796,934